Accrued Expenses and Other Payables (Accrued expenses and other payables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Other payables	¥ 5,268	$ 810	¥ 5,204
Accrued Liabilities and Other Liabilities, Total	¥ 5,268	$ 810	¥ 5,204